Eaton Vance
Oregon Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.5%
Security	Principal Amount (000's omitted)	Value
Education — 9.3%
Forest Grove, OR, (Pacific University):
4.00%, 5/1/39	$620	$ 566,637
4.00%, 5/1/40	860	777,466
5.00%, 5/1/30	500	508,005
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	511,725
University of Oregon:
5.00%, 4/1/48	4,000	4,124,360
5.00%, 4/1/50	2,500	2,627,150
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	886,016
4.00%, 12/1/41	3,005	2,811,057
4.00%, 12/1/51	1,175	1,021,416
		$ 13,833,832
Electric Utilities — 2.1%
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	$1,040	$ 1,085,750
5.00%, 8/1/47	2,000	2,075,500
		$ 3,161,250
Escrowed/Prerefunded — 0.7%
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Escrowed to Maturity, 5.00%, 10/1/24	$90	$ 91,110
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,009,630
		$ 1,100,740
General Obligations — 36.0%
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	$2,370	$ 2,529,382
Benton County, OR:
4.125%, 6/1/53	1,000	982,060
5.00%, 6/1/48	1,000	1,083,320
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,183,946
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,877,464
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	406,268
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,306,578
5.00%, 6/15/40	1,585	1,660,177
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	1,000	518,960
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Creswell School District No. 40, OR, Lane County: (continued)
0.00%, 6/15/43	$1,000	$ 385,670
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,125	1,260,619
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,865	1,714,457
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,660	1,020,669
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
5.00%, 6/15/32	2,000	2,136,620
5.00%, 6/15/37	1,605	1,691,477
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/39	1,620	1,723,145
5.00%, 6/15/42	1,500	1,580,010
Oregon:
5.00%, 8/1/42	1,615	1,686,044
5.00%, 5/1/44	6,995	7,452,193
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	6,500	6,790,745
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	375	375,630
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	851,600
0.00%, 6/15/30	700	546,714
Portland, OR, 5.00%, 4/1/41	1,220	1,336,913
Puerto Rico:
5.625%, 7/1/29	500	529,210
5.75%, 7/1/31	750	808,088
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,210	1,329,730
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,827,782
Redmond, OR:
5.00%, 6/1/28	605	610,257
5.00%, 6/1/38	1,000	1,071,270
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	822,980
0.00%, 6/15/30	1,215	958,720
St. Helens School District No. 502, OR, 5.00%, 6/15/45	1,075	1,147,283
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	747,340
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	230	143,789

Eaton Vance
Oregon Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Winston-Dillard School District No. 116, OR: (continued)
0.00%, 6/15/36	$435	$ 257,202
		$ 53,354,312
Hospital — 11.3%
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	$4,500	$ 4,635,720
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,509,300
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	275	290,752
5.00%, 10/1/40	1,750	1,797,215
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,525,715
Green Bonds, 4.00%, 7/1/41	2,605	2,609,637
Green Bonds, 4.00%, 7/1/51	1,415	1,352,103
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,075,480
		$ 16,795,922
Housing — 2.5%
Oregon Housing and Community Services Department:
4.60%, 7/1/43	$2,000	$ 2,014,420
(AMT), 3.45%, 1/1/33	910	844,607
(AMT), 5.15%, 7/1/42	870	880,901
		$ 3,739,928
Industrial Development Revenue — 2.1%
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	$3,000	$ 3,033,030
		$ 3,033,030
Insured - Electric Utilities — 2.1%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,038,281
(NPFG), 5.25%, 7/1/34	2,120	2,106,326
		$ 3,144,607
Insured - General Obligations — 4.3%
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$ 4,522,640
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	856,530
(AGC), 0.00%, 6/1/29	1,225	1,007,452
		$ 6,386,622
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.4%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$1,045	$ 1,081,209
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	2,405	2,407,117
		$ 3,488,326
Senior Living/Life Care — 2.1%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 88,833
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	1,000	802,590
5.00%, 12/1/36	750	686,782
Green Bonds, 1.20%, 6/1/28	500	424,945
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	618,555
5.00%, 5/15/33	540	537,975
		$ 3,159,680
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 194,418
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,041,347
		$ 2,235,765
Transportation — 12.2%
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/35	$1,210	$ 1,342,931
5.00%, 11/15/37	1,000	1,133,700
5.00%, 11/15/40	4,630	5,063,090
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	1,525	1,631,933
(AMT), 5.00%, 7/1/34	1,160	1,162,297
(AMT), 5.00%, 7/1/36	1,265	1,307,352
(AMT), 5.00%, 7/1/44	2,000	2,053,120
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,513,650
Green Bonds, (AMT), 5.25%, 7/1/43	1,730	1,855,702
		$ 18,063,775
Water and Sewer — 3.9%
Portland, OR, Water System Revenue, 5.00%, 5/1/44	$1,000	$ 1,063,680
Tualatin Valley Water District, OR:
5.00%, 6/1/42	2,755	3,043,669

Eaton Vance
Oregon Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Tualatin Valley Water District, OR: (continued)
5.00%, 6/1/43	$1,445	$ 1,592,361
		$ 5,699,710
Total Tax-Exempt Municipal Obligations (identified cost $135,426,794)		$137,197,499

Taxable Municipal Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.0%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(1)	$300	$ 273,399
Green Bonds, 2.37%, 11/1/27(1)	1,350	1,206,846
		$ 1,480,245
General Obligations — 0.7%
Klamath County School District, OR, 1.71%, 6/15/29	$1,130	$ 951,279
		$ 951,279
Housing — 1.5%
Oregon Housing and Community Services Department, (SPA: U.S. Bank, N.A.), 5.35%, 7/1/47(2)	$2,200	$ 2,200,000
		$ 2,200,000
Insured - Housing — 0.9%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$ 146,025
(AGM), 1.659%, 7/1/26	175	157,665
(AGM), 2.255%, 7/1/28	175	150,260
(AGM), 2.579%, 7/1/30	250	204,675
Security	Principal Amount (000's omitted)	Value
Insured - Housing (continued)
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University): (continued)
(AGM), 3.508%, 7/1/41	$1,000	$ 728,910
		$ 1,387,535
Total Taxable Municipal Obligations (identified cost $6,730,000)		$ 6,019,059
Total Investments — 96.6% (identified cost $142,156,794)		$143,216,558
Other Assets, Less Liabilities — 3.4%		$ 5,042,717
Net Assets — 100.0%		$148,259,275
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $1,674,663 or 1.1% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2023.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2023, 7.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 5.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Oregon Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$137,197,499	$ —	$137,197,499
Taxable Municipal Obligations	—	6,019,059	—	6,019,059
Total Investments	$ —	$143,216,558	$ —	$143,216,558
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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